Stated Capital (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Stated Capital

		UNITED STATES DOLLAR
		2020	2019
22.	STATED CAPITAL
	Balance at beginning of the year	3,622.5	3,622.5
	Share issue 1	249.0	—

	Balance at end of the year	3,871.5	3,622.5

		Number of shares in issue	Number of shares in issue
	In issue at 1 January	828,632,707	821,532,707
	Placing of ordinary shares 1	41,431,635	—
	Exercise of employee share options	13,269,176	7,100,000

	In issue at 31 December	883,333,518	828,632,707

	Authorised	2,000,000,000	2,000,000,000

1
On 12 February 2020 Gold Fields successfully completed the placing of 41,431,635 new ordinary, no par value shares with existing and new institutional investors at a price of ZAR 90.20 per share. The placing issued represented, in aggregate, approximately 5% of the Company’s issued ordinary share capital prior to the placing. Gross proceeds of approximately R3.7 billion (US$249.0 million) were raised through the placing.

Summary of Beneficial Shareholders
The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2020:

	Number of shares	% of issued ordinary shares
Government Employees Pension Fund	82,103,978	9.29%
VanEck Vectors Gold Miners ETF	52,019,222	5.89%